Revenues (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jan. 01, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues [Abstract]
Contract liabilities	¥ 13,977,338	$ 1,998,733	¥ 12,377,171	¥ 12,377,171	¥ 13,773,974	¥ 6,293,066